Exhibit 99.2

 Schedule 4 - Pool 2 AMC Data Compare Summary (Total)

Data Compare Summary (Total)

Run Date - 4/28/2026 1:46:03 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	164	0.00%	164
State	0	164	0.00%	164
Zip	0	164	0.00%	164
Note Date	1	164	0.61%	164
Original Loan Amount	0	164	0.00%	164
Amortization Term	0	164	0.00%	164
Original Interest Rate	0	164	0.00%	164
Borrower Qualifying FICO	5	164	3.05%	164
Amortization Type	0	164	0.00%	164
Representative FICO	3	164	1.83%	164
Property Type	1	164	0.61%	164
Interest Only	0	164	0.00%	164
Lien Position	0	164	0.00%	164
Occupancy	0	164	0.00%	164
Purpose	0	164	0.00%	164
Appraised Value	1	164	0.61%	164
Contract Sales Price	8	164	4.88%	164
Balloon Flag	0	164	0.00%	164
Original CLTV	0	164	0.00%	164
Original LTV	0	164	0.00%	164
Origination Channel	0	164	0.00%	164
Appraisal Effective Date	0	164	0.00%	164
Investor: Qualifying Total Debt Ratio	9	164	5.49%	164
Initial Rate Lock Date	20	164	12.20%	164
Coborrower Qualifying FICO	4	101	3.96%	164
Total	52	4,037	1.29%	164